Taxation - Schedule of Changes in Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Valuation Allowance [Abstract]
Balance at the beginning of the period	$ 32,159	$ 28,761
Additions	625,178	2,560	28,967
Exchange difference	37,944	838	(206)
Balance at the end of the period	$ 695,281	$ 32,159	$ 28,761